Tangible Assets - Investment Properties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real estate
Investment Properties
Cost of Investment Properties		$ 199,858	$ 312,354
Additions Investment Properties		0	0
Disposals of Investment Properties		0	(112,496)
Depreciation Investment Property [Abstract]
Depreciation of Investment Properties Accumulated	$ 69,567	12,041	16,595
Depreciation Disposals Investment Properties	0	(11,353)
Depreciation for the Period Investment Properties	21,505	6,799
Carrying Amount of Investment Properties	1,417,066	187,817
Transfer from Property and equipment	36,021	1,286,775
Total Investment Property
Investment Properties
Cost of Investment Properties		199,858	312,354
Additions Investment Properties		0	0
Disposals of Investment Properties		0	(112,496)
Depreciation Investment Property [Abstract]
Depreciation of Investment Properties Accumulated	69,567	12,041	$ 16,595
Depreciation Disposals Investment Properties	0	(11,353)
Depreciation for the Period Investment Properties	21,505	6,799
Carrying Amount of Investment Properties	1,417,066	187,817
Transfer from Property and equipment	$ 36,021	$ 1,286,775